Consolidated Statements Of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements Of Comprehensive Income [Abstract]
Unrealized holding gains (losses) arising during the period related to securities available for sale, tax	$ 18	$ 27